Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Issued share capital	Common shares at par value	Additional paid in capital	Share premium	Warrants	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2019	$ 143,376		$ 2,773			$ (20,103)	$ (333)	$ 4,274	$ 182,156	$ 312,143
Profit for the period									11,160	11,160
Other comprehensive income							(53)	2,158		2,105
Total comprehensive income							(53)	2,158	11,160	13,265
Issuance of shares in connection with Business Combination (note 19) - at par value of USD 0.01		484								484
Issuance of warrants in connection with Business Combination (note 19)					12,213					12,213
Consideration paid to shareholders as deemed settlement for shares (note 19)				(80,000)						(80,000)
Business Combination elimination adjustments (note 19)	(143,376)		(2,773)	234,225		20,103			(10)	108,169
Equity before restated		484		154,225	12,213		(386)	6,432	193,306	366,274
Impact of restatement (note 2)				3,003	(12,213)				3,347	(5,863)
Balance at Jun. 30, 2020		484		157,228			(386)	6,432	196,653	360,411
Balance at Dec. 31, 2020		486		157,677			(349)	18,160	205,037	381,011
Profit for the period									18,426	18,426
Other comprehensive income							39	(1,735)		(1,696)
Total comprehensive income							39	(1,735)	18,426	16,730
Issuance of restricted shares awards (note 11)		3		776						779
Cash dividends (note 12)									(8,288)	(8,288)
Balance at Jun. 30, 2021		$ 489		$ 158,453			$ (310)	$ 16,425	$ 215,175	$ 390,232